Schedule of consolidated financial statements (Details)	12 Months Ended
	Dec. 31, 2024	Oct. 04, 2023
Orangekloud Technology Inc. [Member]
Date of incorporation	12 May 2023
Percentage of direct or indirect interests	100.00%
Place of incorporation	Cayman Island
Principal activities	Investment holding
Enterprise Software Investment Inc. [Member]
Date of incorporation	12 May 2023
Percentage of direct or indirect interests	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
MSC Consulting (S) Pte Ltd [Member]
Date of incorporation	16 June 2003
Percentage of direct or indirect interests	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Information technology consultancy
Orangekloud Pte. Ltd. [Member]
Date of incorporation	8 August 2015
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Software provider
Orangekloud Investments Pte. Ltd. [Member]
Date of incorporation	8 November 2018
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Dormant
Orangekloud, Inc. [Member]
Date of incorporation	15 March 2017
Percentage of direct or indirect interests	100.00%
Place of incorporation	The state of California
Principal activities	Dormant
Orangekloud Technology Sdn. Bhd.[Member]
Date of incorporation	16 May 2006
Percentage of direct or indirect interests	100.00%
Place of incorporation	Malaysia
Principal activities	Information technology consulting solution